DEBT (Details) - USD ($)	1 Months Ended
	Feb. 28, 2019	May 31, 2015	Jun. 30, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Total long-term debt outstanding			$ 1,257,200,000	$ 1,272,400,000
Deferred financing costs			8,300,000	$ 10,800,000
Senior Secured Credit Facility | $800 million facility
Short-term Debt [Line Items]
Proceeds from lines of credit	$ 25,000,000
Debt instrument, face amount			$ 800,000,000
2015 Norwegian Bonds | Extended Bonds
Short-term Debt [Line Items]
Debt instrument, face amount		$ 150,000,000
Debt instrument, term		5 years
Basis spread on variable rate		4.40%
2015 Norwegian Bonds | Extended Bonds | Interest Rate Swap
Short-term Debt [Line Items]
Interest rate, stated percentage		6.275%